Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000160887 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	IMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class A) returned 17.33% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 1, 2015 (Class A's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class A) – including sales charge	10.53%	3.49%	4.50%
Delaware Ivy Multi-Asset Income Fund (Class A) – excluding sales charge	17.33%	4.73%	5.19%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 82,514,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 155,934
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Largest Holdings [Text Block]	Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class A decreased from 1.06% to 1.00%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class A decreased from 1.06% to 1.00%.
Material Fund Change Strategies [Text Block]	In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds.
Material Fund Change Risks Change [Text Block]	Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000160888 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	IMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.75%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class C) returned 16.38% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class C's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class C) – including sales charge	15.38%	3.92%	4.49%
Delaware Ivy Multi-Asset Income Fund (Class C) – excluding sales charge	16.38%	3.92%	4.49%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 82,514,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 155,934
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Largest Holdings [Text Block]	Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class C decreased from 1.82% to 1.75%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class C decreased from 1.82% to 1.75%.
Material Fund Change Strategies [Text Block]	In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds.
Material Fund Change Risks Change [Text Block]	Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000160889 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	IMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class I) returned 17.57% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class I's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class I) – including sales charge	17.57%	5.11%	5.57%
Delaware Ivy Multi-Asset Income Fund (Class I) – excluding sales charge	17.57%	5.11%	5.57%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 82,514,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 155,934
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Largest Holdings [Text Block]	Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund Change [Text Block]
Material Fund changes
Effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Strategies [Text Block]	Effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds.
Material Fund Change Risks Change [Text Block]	Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000160890 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	IMURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class R6) returned 17.65% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class R6's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class R6) – including sales charge	17.65%	5.12%	5.62%
Delaware Ivy Multi-Asset Income Fund (Class R6) – excluding sales charge	17.65%	5.12%	5.62%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 82,514,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 155,934
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Largest Holdings [Text Block]	Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.63% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.75% to 0.67%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.63% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.75% to 0.67%.
Material Fund Change Strategies [Text Block]	In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds.
Material Fund Change Risks Change [Text Block]	Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000160886 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	IMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Multi-Asset Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Multi-Asset Income Fund (Class Y) returned 17.32% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 31.76%, 32.35%, and 11.57%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 23.54%.
The Delaware Ivy Multi-Asset Income Fund is a real assets portfolio that aims to provide capital appreciation and income, inflation protection, and diversification with a dynamic, multi-asset allocation framework built on market assessments using pairwise views by an experienced multi-asset allocation team with specialized experts in each asset class.
During the period, the asset classes in scope for the Fund that delivered the highest returns were:
Global equities
Global listed infrastructure
Global real estate
The asset classes in scope for the Fund with the lowest returns during the period were:
Global natural resources
Investment grade fixed income
High yield fixed income
The largest detractor from performance relative to the blended benchmark of the Fund was an underweight to global equities combined with a negative selection effect within global equities primarily due to the extremely strong performance from US equities, particularly within the growth style cohort and mega-cap technology stocks. Additional detractors to relative performance included the underperformance of global natural resources and both investment grade and high yield fixed income relative to global equities.
These headwinds were partially offset by the positive effects of overweight allocations to global real estate and global listed infrastructure, which provided very strong returns more in-line with global equities during the period.
*The blended benchmark is computed using a combination of 50% MSCI ACWI Index (net) / 50% ICE BofA US High Yield Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 1, 2015 (Class Y's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	Since inception (10/1/15)
Delaware Ivy Multi-Asset Income Fund (Class Y) – including sales charge	17.32%	4.75%	5.23%
Delaware Ivy Multi-Asset Income Fund (Class Y) – excluding sales charge	17.32%	4.75%	5.23%
MSCI ACWI Index (net)	31.76%	12.19%	11.27%
MSCI ACWI Index (gross)	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index	11.57%	0.33%	1.72%
50% MSCI ACWI Index / 50% ICE BofA US High Yield Index	23.54%	8.45%	8.71%
ICE BofA US High Yield Index	15.66%	4.55%	5.97%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 82,514,992
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 155,934
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$82,514,992
Total number of portfolio holdings	491
Total advisory fees paid	$155,934
Portfolio turnover rate	53%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.38%
Corporate Bonds	29.81%
Exchange-Traded Funds	7.94%
Agency Mortgage-Backed Securities	3.92%
Convertible Bond	1.26%
Non-Agency Commercial Mortgage-Backed Securities	1.11%
Preferred Stocks	0.76%
Short-Term Investments	0.48%
Loan Agreements	0.37%
US Treasury Obligations	0.08%
Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Largest Holdings [Text Block]	Top 10 equity holdings
Diageo	0.95%
Koninklijke Ahold Delhaize	0.94%
SAP	0.94%
Visa Class A	0.90%
Equinix	0.88%
Nestle	0.87%
Unilever	0.86%
Welltower	0.86%
Smith & Nephew	0.86%
Securitas Class B	0.80%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class Y decreased from 1.06% to 1.00%. In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds. Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended September 30, 2024, the Fund’s total annual operating expenses for Class Y decreased from 1.06% to 1.00%.
Material Fund Change Strategies [Text Block]	In addition, effective February 29, 2024, the Fund modified its principal investment strategies to reflect that Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, will also manage a tactical / completion sleeve of the Fund and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds.
Material Fund Change Risks Change [Text Block]	Effective February 29, 2024, the Fund also added "Exchange-traded fund risk" as an additional principal investment risk of the Fund.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature